Trade Receivables, Other Receivables and Prepayments (Tables)	6 Months Ended
Sep. 30, 2025
Trade Receivables, Other Receivables and Prepayments [Abstract]
Schedule of Trade and Other Receivables
	As at September 30, 2025	As at March 31, 2025
Trade receivables	$5,092,957	$4,655,951
Allowance for expected credit losses	-	-
Total	$5,092,957	$4,655,951

Schedule of the Aging Analysis of Trade Receivables

The aging analysis of trade receivables is as follows:

	As at September 30, 2025	As at March 31, 2025
Less than 90 days	$2,449,089	$2,589,404
90-180 days	1,284,881	1,408,516
180-365 days	1,140,475	658,031
>365 days	218,512	-
Total	$5,092,957	$4,655,951

Schedule of Breakdown of Other Receivable and Prepayments	The breakdown of other receivable and prepayments is as follows:
	As at September 30, 2025	As at March 31, 2025
Prepayments	$402,723	$163,366
Deposits	273,634	284,546
Total	$676,357	$447,912